MINERAL PROPERTY INTERESTS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance, December 31, 2022	$ 54,001
Extra High Property [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021		$ 25,001
Acquisition costs	54,001	(25,001)
Balance, December 31, 2022	$ 54,001